CALVERT MANAGEMENT SERIES

4550 Montgomery Avenue, Suite 1000N

Bethesda, MD  20814

Telephone:  (301) 951-4800

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Impact Fund, Inc. (the “Registrant”) (1933 Act File No. 002-69565) certifies (a) that the form of prospectus and statement of additional information dated May 1, 2017 used with respect to the following series of the Registrant do not differ materially from those contained in Post-Effective Amendment No. 83 (“Amendment No. 83”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 83 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-17-001015) on April 28, 2017:

Calvert Tax-Free Responsible Impact Bond Fund

CALVERT MANAGEMENT SERIES

By:  /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date:  May 2, 2017